SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 310
2023	326
2024	329
2025	330
2026	235
2027	24
Total lease payments	1,554
Less: Imputed interest	(592)
Operating lease liability	$ 962	$ 1,186